Principal Accounting Policies - Summary of Income and Cash Flow Amounts and Balances of the Consolidated Trusts (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Disclosure Of Summary Of Revenue Income And Cash Flows Of Variable Interest Entity [Line Items]
Net Revenues	¥ 4,657,019	$ 730,788	¥ 2,580,820	¥ 2,473,061
Net income	(3,654,528)		(3,470,480)	(1,523,657)
Net cash (used in) provided by operating activities	(211,419)	(33,176)	574,742	(923,965)
Net cash provided by (used in) financing activities	8,901,514	$ 1,396,842	8,324,448	1,693,225
Consolidated Trusts [Member]
Disclosure Of Summary Of Revenue Income And Cash Flows Of Variable Interest Entity [Line Items]
Net Revenues	104,061		130,380	68,259
Net income	22,838		63,146	31,335
Net cash (used in) provided by operating activities	(13,793)		374,679	(371,548)
Net cash provided by (used in) financing activities	¥ (31,400)		¥ (388,700)	¥ 420,100